Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,512,000.00
Previously Paid Amount	0.00
Total Fee Amount	485.01
Total Offset Amount	0.00
Net Fee	485.01
Narrative - Max Aggregate Offering Price	$ 3,512,000.00
Final Prospectus	true